American Century Investments®
Quarterly Portfolio Holdings
Intermediate-Term Tax-Free Bond Fund
February 29, 2020

Intermediate-Term Tax-Free Bond - Schedule of Investments
FEBRUARY 29, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.5%
Alabama — 1.1%
Black Belt Energy Gas District Rev., VRN, 4.00%, 12/1/48 (GA: Goldman Sachs & Company)	10,000,000	11,019,600
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,155,120
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,185,520
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,360,080
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	7,059,874
Southeast Alabama Gas Supply District Rev., VRN, 4.00%, 6/1/49 (GA: Morgan Stanley)	20,000,000	22,294,000
University of South Alabama Rev., 4.00%, 4/1/35 (AGM)(1)	1,025,000	1,241,316
University of South Alabama Rev., 4.00%, 4/1/37 (AGM)(1)	1,735,000	2,090,155
University of South Alabama Rev., 4.00%, 4/1/38 (AGM)(1)	1,000,000	1,199,900
		49,605,565
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,285,955
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,683,954
		6,969,909
Arizona — 2.8%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRN, 2.09%, (67% of the 3-month LIBOR plus 0.81%), 1/1/37	7,500,000	7,436,475
Arizona Industrial Development Authority Rev., 3.625%, 5/20/33	6,467,964	7,527,158
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(2)	355,000	364,958
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(2)	145,000	147,198
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(2)	500,000	566,200
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(2)	400,000	440,060
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(2)	600,000	693,762
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(2)	855,000	973,341
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/30(2)	625,000	701,375
Arizona Industrial Development Authority Rev., (Pinecrest Academy of Nevada), 4.00%, 7/15/40(2)	725,000	795,717
Arizona Industrial Development Authority Rev., (Provident Group-EMU Properties LLC), 5.00%, 5/1/36	1,015,000	1,210,276
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/28 (BAM)	300,000	381,000
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/29 (BAM)	250,000	322,968
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/31 (BAM)	625,000	800,519
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/32 (BAM)	300,000	381,720
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/33 (BAM)	300,000	380,814
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/34 (BAM)	250,000	288,645
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/35 (BAM)	525,000	663,763
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/36 (BAM)	1,655,000	2,087,551
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 5.00%, 6/1/37 (BAM)	1,550,000	1,949,962
Arizona Industrial Development Authority Rev., (Provident Group-NCCU Properties LLC), 4.00%, 6/1/39 (BAM)	500,000	567,695
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/23	100,000	111,972
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/24	500,000	575,950
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/26	200,000	242,532
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/27	300,000	371,955
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/28	215,000	271,999
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/30	700,000	875,609

Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/32	700,000	868,700
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/33	300,000	371,241
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/37	1,000,000	1,226,340
Industrial Development Authority of the City of Phoenix Rev., (Downtown Phoenix Student Housing LLC), 5.00%, 7/1/42	1,250,000	1,516,175
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,130,900
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,352,112
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,457,053
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(2)	10,965,000	12,422,577
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.00%, 6/15/22(2)	700,000	717,003
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.125%, 6/15/29(2)	4,905,000	5,074,026
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 4.75%, 6/15/37(2)	4,500,000	4,668,300
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/47(2)	2,925,000	3,043,843
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.00%, 6/15/52(2)	2,240,000	2,328,502
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,110,285
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	984,160
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	797,349
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,984,255
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,825,125
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/28	370,000	430,909
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/38	780,000	925,844
La Paz County Industrial Development Authority Rev., (Harmony Public Schools), 5.00%, 2/15/48	1,000,000	1,167,260
Maricopa County Industrial Development Authority Rev., (Banner Health Obligated Group), VRN, 1.72%, (MUNIPSA plus 0.57%), 1/1/35	3,890,000	3,918,786
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 4.00%, 7/1/29(2)	1,000,000	1,120,550
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/39(2)	1,855,000	2,156,475
Maricopa County Industrial Development Authority Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/49(2)	3,500,000	4,018,140
Maricopa County Industrial Development Authority Rev., (Scottsdale Healthcare Hospitals Obligated Group), VRN, 1.95%, (MUNIPSA plus 0.80%), 9/1/48	7,735,000	7,796,880
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	700,000	849,947
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	751,056
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,249,010
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/20, Prerefunded at 100% of Par(3)	3,050,000	3,092,120
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,056,170
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,371,462
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	13,022,300
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37 (GA: Citigroup Global Markets)	2,530,000	3,625,186
		121,561,215
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,105,710
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,543,151
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,343,104
		3,991,965
California — 5.5%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	731,101
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,166,700
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,641,555

Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,024,598
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,049,232
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,340,180
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,338,400
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,102,940
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(4)	2,000,000	1,873,020
Bay Area Toll Authority Rev., VRN, 2.25%, (MUNIPSA plus 1.10%), 4/1/45	3,750,000	3,879,000
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,030,760
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,033,625
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(2)	405,000	416,474
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(2)	1,750,000	1,939,333
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	678,612
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,163,230
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,193,510
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,220,120
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(3)	1,500,000	1,520,655
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(3)	2,035,000	2,260,112
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,433,100
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,791,120
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,838,325
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,221,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(2)	2,385,000	2,686,655
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(4)	2,530,000	2,201,631
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/24, Prerefunded at 100% of Par(3)	2,450,000	2,949,677
Foothill-Eastern Transportation Corridor Agency Rev., VRN, 5.50%, 1/15/53	4,000,000	4,438,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,500,000	2,724,075
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,916,375
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	1,981,018
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,579,242
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,905,035
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,619,982
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,761,789
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,478,738
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,250,376
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,080,275
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,234,280
Los Angeles County COP, 5.00%, 9/1/20	900,000	919,836
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,014,580
Morongo Band of Mission Indians Rev., 5.00%, 10/1/42(2)	3,150,000	3,778,740
Oakland Unified School District / Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(3)	1,975,000	2,139,300
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/26	1,025,000	1,241,829
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/27	1,295,000	1,567,429
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/28	1,000,000	1,208,610
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/34	1,000,000	1,201,600
Oakland Unified School District / Alameda County GO, 5.00%, 8/1/35	800,000	960,352
Palomar Health COP, (Palomar Health Obligated Group), 6.00%, 11/1/20, Prerefunded at 100% of Par(3)	5,985,000	6,193,817
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/20	1,375,000	1,408,261
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/22	2,500,000	2,740,475
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/23	2,500,000	2,825,625

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/25	2,095,000	2,502,917
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/26	2,000,000	2,445,900
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/28	3,500,000	4,231,255
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,325,000	3,992,660
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,546,536
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	1,000,000	1,018,810
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(4)	5,110,000	3,239,638
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	305,088
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	359,931
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,328,250
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	739,195
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,277,149
Riverside County Transportation Commission Rev., 5.25%, 6/1/23, Prerefunded at 100% of Par(3)	2,865,000	3,293,403
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,418,023
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(3)	2,000,000	2,036,160
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(3)	3,070,000	3,125,506
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	7,099,380
State of California GO, 5.00%, 12/1/26	3,955,000	4,570,952
State of California GO, 5.00%, 2/1/27	10,000,000	11,209,100
State of California GO, 5.00%, 11/1/27	5,000,000	5,757,750
State of California GO, 5.00%, 2/1/28	10,000,000	11,199,900
State of California GO, 4.00%, 9/1/32	5,000,000	5,900,450
State of California GO, 4.00%, 10/1/34	8,000,000	10,000,400
State of California GO, 4.00%, 10/1/36	3,625,000	4,510,007
State of California GO, VRN, 2.30%, (MUNIPSA plus 1.15%), 5/1/20	2,120,000	2,120,700
State of California GO, VRN, 1.86%, (70% of the 1-month LIBOR plus 0.70%), 12/1/28	8,500,000	8,511,220
State of California GO, VRN, 1.92%, (70% of the 1-month LIBOR plus 0.76%), 12/1/31	4,000,000	4,023,880
Twin Rivers Unified School District COP, VRN, 3.20%, 6/1/41 (AGM)	5,305,000	5,314,814
University of California Rev., VRDN, 1.15%, 3/1/20	2,300,000	2,300,000
		236,273,798
Colorado — 3.1%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,342,934
Adams County COP, 4.00%, 12/1/26	2,250,000	2,619,427
Adams County COP, 4.00%, 12/1/27	1,310,000	1,516,875
Arapahoe County School District No. 6 Littleton GO, 5.50%, 12/1/43	3,000,000	3,960,180
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,261,437
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,573,825
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,469,600
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,931,543
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,235,366
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,269,022
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,105,106
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,303,986
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,487,368
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/36	2,000,000	2,300,740
Colorado Health Facilities Authority Rev., (Adventist Health System / Sunbelt Obligated Group), VRN, 5.00%, 11/15/49	5,000,000	6,285,450
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,365,620
Colorado Health Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,426,100

Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,445,350
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	694,699
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	337,993
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	428,556
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	881,072
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	580,472
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	402,720
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	457,146
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 3.125%, 5/15/27	1,250,000	1,252,500
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	400,000	477,124
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	301,617
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,596,385
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	713,304
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 4.00%, 11/1/39	2,000,000	2,351,020
Colorado Health Facilities Authority Rev., (Sanford Obligated Group), 5.00%, 11/1/39	4,875,000	6,315,952
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/28	690,000	851,398
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/30	710,000	870,176
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/32	495,000	602,321
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,157,060
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,148,420
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,806,966
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,425,440
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,815,675
E-470 Public Highway Authority Rev., VRN, 1.51%, (67% of the 1-month LIBOR plus 0.42%), 9/1/39	3,000,000	3,003,180
E-470 Public Highway Authority Rev., VRN, 2.13%, (67% of the 1-month LIBOR plus 1.05%), 9/1/39	1,000,000	1,008,300
Interlocken Metropolitan District GO, 5.00%, 12/1/26 (AGM)	500,000	622,835
Interlocken Metropolitan District GO, 5.00%, 12/1/27 (AGM)	1,000,000	1,271,650
Interlocken Metropolitan District GO, 5.00%, 12/1/28 (AGM)	750,000	973,950
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,112,440
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	230,416
Park Creek Metropolitan District Rev., 5.00%, 12/1/31	1,235,000	1,571,105
Park Creek Metropolitan District Rev., 5.00%, 12/1/34	1,465,000	1,852,317
Park Creek Metropolitan District Rev., 5.00%, 12/1/35	1,540,000	1,942,987
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,700,000	2,125,510
Park Creek Metropolitan District Rev., 5.00%, 12/1/37	1,000,000	1,177,940
Park Creek Metropolitan District Rev., 5.00%, 12/1/38	1,785,000	2,210,026
Park Creek Metropolitan District Rev., 5.00%, 12/1/45	3,875,000	4,500,502
Regional Transportation District COP, 5.50%, 6/1/21	170,000	171,957
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	10,878,882
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	2,927,221
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,415,582
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,415,582
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,415,582
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,516,695
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,238,459
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/39 (AGM)	700,000	830,459
South Sloan's Lake Metropolitan District No. 2 GO, 4.00%, 12/1/44 (AGM)	750,000	879,097
Vauxmont Metropolitan District GO, 5.00%, 12/1/21 (AGM)(1)	155,000	161,321
Vauxmont Metropolitan District GO, 5.00%, 12/1/22 (AGM)(1)	165,000	176,953

Vauxmont Metropolitan District GO, 5.00%, 12/1/23 (AGM)(1)	190,000	209,711
Vauxmont Metropolitan District GO, 5.00%, 12/15/23 (AGM)	120,000	135,319
Vauxmont Metropolitan District GO, 5.00%, 12/1/24 (AGM)(1)	200,000	226,906
Vauxmont Metropolitan District GO, 5.00%, 12/15/24 (AGM)	135,000	156,288
Vauxmont Metropolitan District GO, 5.00%, 12/1/25 (AGM)(1)	180,000	209,104
Vauxmont Metropolitan District GO, 5.00%, 12/15/25 (AGM)	125,000	147,823
Vauxmont Metropolitan District GO, 5.00%, 12/1/26 (AGM)(1)	195,000	231,746
Vauxmont Metropolitan District GO, 5.00%, 12/15/26 (AGM)	135,000	159,380
Vauxmont Metropolitan District GO, 5.00%, 12/1/27 (AGM)(1)	200,000	241,772
Vauxmont Metropolitan District GO, 5.00%, 12/15/27 (AGM)	130,000	153,117
Vauxmont Metropolitan District GO, 5.00%, 12/1/28 (AGM)(1)	210,000	258,651
Vauxmont Metropolitan District GO, 5.00%, 12/15/28 (AGM)	125,000	146,948
Vauxmont Metropolitan District GO, 5.00%, 12/1/29 (AGM)(1)	215,000	269,116
Vauxmont Metropolitan District GO, 5.00%, 12/15/29 (AGM)	125,000	146,568
Vauxmont Metropolitan District GO, 5.00%, 12/1/30 (AGM)(1)	215,000	267,899
Vauxmont Metropolitan District GO, 5.00%, 12/15/30 (AGM)	125,000	146,194
Vauxmont Metropolitan District GO, 5.00%, 12/1/31 (AGM)(1)	230,000	285,888
Vauxmont Metropolitan District GO, 5.00%, 12/15/31 (AGM)	135,000	157,679
Vauxmont Metropolitan District GO, 5.00%, 12/1/32 (AGM)(1)	500,000	620,065
Vauxmont Metropolitan District GO, 5.00%, 12/15/32 (AGM)	160,000	186,634
Vauxmont Metropolitan District GO, 5.00%, 12/1/33 (AGM)(1)	505,000	624,892
Vauxmont Metropolitan District GO, 5.00%, 12/1/34 (AGM)(1)	285,000	351,998
Vauxmont Metropolitan District GO, 5.00%, 12/1/35 (AGM)(1)	100,000	123,234
		133,455,825
Connecticut — 1.7%
Bridgeport GO, 5.00%, 7/15/26 (BAM)	500,000	615,090
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,634,230
Bridgeport GO, 5.00%, 8/15/27(3)	335,000	432,917
Bridgeport GO, 5.00%, 8/15/27(3)	175,000	226,151
Bridgeport GO, 5.00%, 8/15/27	4,490,000	5,549,415
Bridgeport GO, 5.00%, 7/15/28 (BAM)	600,000	765,606
Bridgeport GO, 5.00%, 8/15/30 (BAM)	1,500,000	1,892,580
Bridgeport GO, 5.00%, 2/1/31 (BAM)	500,000	632,450
Bridgeport GO, 5.00%, 7/15/31 (BAM)	1,280,000	1,603,968
Bridgeport GO, 5.00%, 2/1/33 (BAM)	1,000,000	1,256,660
Bridgeport GO, 5.00%, 7/15/35 (BAM)	1,000,000	1,239,920
Bridgeport GO, 5.00%, 7/15/36 (BAM)	645,000	798,607
Bridgeport GO, 5.00%, 7/15/37 (BAM)	1,730,000	2,134,941
Bridgeport GO, 5.00%, 2/1/38 (BAM)	1,000,000	1,242,810
Bridgeport GO, 5.00%, 2/1/39 (BAM)	1,470,000	1,821,418
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/30	1,000,000	1,227,730
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/32	1,030,000	1,259,958
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/33	1,000,000	1,220,480
Connecticut State Health & Educational Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,000,000	1,213,790
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/28(2)	990,000	1,228,907
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/30(2)	285,000	355,785
Connecticut State Health & Educational Facilities Authority Rev., (Griffin Health Obligated Group), 5.00%, 7/1/31(2)	1,065,000	1,320,728

Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,006,630
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,026,060
Connecticut State Health & Educational Facilities Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	2,665,000	2,840,917
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,476,408
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	752,802
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	625,510
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,373,801
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	435,551
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	496,952
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/31	1,400,000	1,726,060
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/32	1,000,000	1,228,870
Connecticut State Health & Educational Facilities Authority Rev., (University of New Haven, Inc.), 5.00%, 7/1/33	1,175,000	1,440,832
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22(2)	2,640,000	2,824,378
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/39(2)	5,000,000	5,873,400
New Haven GO, 5.00%, 8/1/23 (AGM)(3)	1,435,000	1,637,923
New Haven GO, 5.00%, 8/1/23 (AGM)	8,565,000	9,670,656
State of Connecticut Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,411,920
		73,522,811
District of Columbia — 2.1%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,031,110
District of Columbia GO, 5.00%, 10/15/35	15,000,000	19,795,650
District of Columbia GO, 5.00%, 10/15/44	15,000,000	19,339,800
District of Columbia Rev., (District of Columbia Income Tax Rev.), 5.00%, 10/1/29(1)	23,915,000	32,499,050
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23(3)	1,000,000	1,124,500
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24(3)	1,000,000	1,164,230
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,095,397
District of Columbia Water & Sewer Authority Rev., VRN, 1.75%, 10/1/54	3,785,000	3,902,903
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/33	1,250,000	1,642,900
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/34	1,250,000	1,638,300
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/35	1,250,000	1,510,112
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/36	1,250,000	1,506,438
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/37	1,500,000	1,801,710
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/38	1,000,000	1,197,500
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 4.00%, 10/1/39	250,000	298,648
		92,548,248
Florida — 5.3%
Atlantic Beach Health Care Facilities Rev., (Naval Continuing Care Retirement Foundation Obligated Group), 3.00%, 11/15/23	3,800,000	3,811,476
Broward County Airport System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	1,000,000	1,107,480
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,044,112
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,105,600
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,111,407
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/22	8,000,000	8,721,680
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 4.00%, 8/15/45	7,945,000	9,174,091
Florida Governmental Utility Authority Rev., 4.00%, 10/1/34 (AGM)	1,250,000	1,517,263
Florida Governmental Utility Authority Rev., 4.00%, 10/1/35 (AGM)	1,270,000	1,538,034
Florida Governmental Utility Authority Rev., 4.00%, 10/1/36 (AGM)	1,600,000	1,932,960
Florida Governmental Utility Authority Rev., 4.00%, 10/1/38 (AGM)	1,000,000	1,198,480
Florida Governmental Utility Authority Rev., 4.00%, 10/1/40 (AGM)	1,000,000	1,188,650
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,200,570

Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	894,488
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,484,875
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,433,888
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	2,215,000	2,704,670
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,910,404
Fort Myers Rev., 4.00%, 12/1/29	170,000	196,710
Fort Myers Rev., 4.00%, 12/1/30	150,000	171,510
Fort Myers Rev., 4.00%, 12/1/31	650,000	733,551
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,107,220
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,375,600
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	2,102,835
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,609,215
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,644,830
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,991,226
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,017,520
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,678,880
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	925,823
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,494,049
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,920,400
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,069,630
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,751,925
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	929,384
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,868,019
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,129,077
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,159,980
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,739,970
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/22, Prerefunded at 100% of Par(3)	9,520,000	10,543,210
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/37	5,000,000	6,420,350
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/38	5,000,000	6,403,100
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,276,445
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	441,052
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	571,415
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	590,685
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	995,000	1,107,823
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(3)	8,000,000	8,814,880
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(3)	6,500,000	7,162,090
Orlando Rev., 5.00%, 11/1/31 (AGM)	5,000,000	6,364,250
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	3,173,875
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,060,685
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	1,938,125
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/20, Prerefunded at 100% of Par(3)	1,880,000	1,905,963
Osceola County Transportation Rev., 5.00%, 10/1/32	400,000	520,724
Osceola County Transportation Rev., 5.00%, 10/1/33	695,000	902,645
Osceola County Transportation Rev., 5.00%, 10/1/34	250,000	324,040
Osceola County Transportation Rev., 5.00%, 10/1/37	740,000	951,684
Osceola County Transportation Rev., 5.00%, 10/1/38	700,000	897,596
Osceola County Transportation Rev., 5.00%, 10/1/39	1,000,000	1,279,250
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/35(4)	1,200,000	793,260
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/36(4)	3,000,000	1,905,540

Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/38(4)	1,500,000	878,520
Osceola County Transportation Rev., Capital Appreciation, 0.00%, 10/1/39(4)	1,800,000	1,012,644
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.25%, 7/1/20, Prerefunded at 100% of Par (AGM)(3)	5,850,000	5,935,527
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/31	500,000	660,960
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/32	500,000	658,490
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/33	1,000,000	1,311,800
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/34	600,000	783,642
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/35	1,000,000	1,300,240
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/36	1,000,000	1,297,170
Palm Beach County Health Facilities Authority Rev., (Baptist Health South Florida Obligated Group), 5.00%, 8/15/37	1,000,000	1,293,260
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/33	1,000,000	1,184,790
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/34	2,170,000	2,568,325
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/35	4,665,000	5,505,960
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/36	1,535,000	1,808,307
Palm Beach County Health Facilities Authority Rev., (Lifespace Communities, Inc. Obligated Group), 5.00%, 5/15/37	1,000,000	1,176,340
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/29	1,200,000	1,453,920
Pinellas County Industrial Development Authority Rev., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 5.00%, 7/1/39	1,985,000	2,399,210
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,350,000	1,511,906
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/42	1,000,000	1,111,700
Sarasota County Health Facilities Authority Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/47	2,000,000	2,214,080
School District of Broward County COP, 5.00%, 7/1/26	2,170,000	2,379,318
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,694,200
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	4,038,148
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(3)	215,000	220,416
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	945,912
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,172,010
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/34	1,110,000	1,369,973
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/35	2,355,000	2,901,760
Town of Davie Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/36	3,995,000	4,912,172
Venice Rev., (Southwest Florida Retirement Center, Inc. Obligated Group), 5.00%, 1/1/37	1,000,000	1,158,930
Village Community Development District No. 12 Special Assessment, 3.25%, 5/1/23(2)	650,000	667,966
Village Community Development District No. 12 Special Assessment, 3.80%, 5/1/28(2)	2,245,000	2,432,817
Village Community Development District No. 12 Special Assessment, 4.00%, 5/1/33(2)	1,995,000	2,200,684
Village Community Development District No. 13 Special Assessment, 2.625%, 5/1/24(2)	500,000	508,545
Village Community Development District No. 13 Special Assessment, 3.00%, 5/1/29(2)	1,000,000	1,046,310
Village Community Development District No. 13 Special Assessment, 3.375%, 5/1/34(2)	3,250,000	3,454,067
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,272,430
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,521,372
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,305,101
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,365,027
		230,680,118
Georgia — 2.3%
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	200,600
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	773,835
Atlanta Tax Allocation, 5.00%, 1/1/23(3)	300,000	335,337
Atlanta Tax Allocation, 5.00%, 12/1/23	2,000,000	2,278,060

Atlanta Tax Allocation, 5.00%, 1/1/24(3)	300,000	347,526
Atlanta Tax Allocation, 5.00%, 12/1/24	900,000	1,057,599
Atlanta Tax Allocation, 5.00%, 1/1/25(3)	225,000	269,782
Atlanta Tax Allocation, 5.00%, 1/1/26(3)	300,000	371,409
Atlanta Tax Allocation, 5.00%, 1/1/26, Prerefunded at 100% of Par(3)	300,000	371,409
Atlanta Department of Aviation Rev., (Atlanta Airport Passenger Facility Charge), 5.00%, 7/1/36	10,000,000	13,142,100
Atlanta Water & Wastewater Rev., 4.00%, 11/1/33	1,500,000	1,852,470
Atlanta Water & Wastewater Rev., 4.00%, 11/1/34	1,785,000	2,199,905
Atlanta Water & Wastewater Rev., 4.00%, 11/1/35	1,750,000	2,144,643
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/29	1,100,000	1,418,175
Georgia Municipal Association, Inc. COP, 5.00%, 12/1/34	1,000,000	1,271,820
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/35 (GA: Macquarie Group Ltd.)	2,000,000	2,769,880
Main Street Natural Gas, Inc. Rev., 5.00%, 5/15/36 (GA: Macquarie Group Ltd.)	2,500,000	3,490,375
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 4/1/48 (LIQ FAC: Royal Bank of Canada)	12,500,000	13,765,500
Main Street Natural Gas, Inc. Rev., VRN, 1.72%, (MUNIPSA plus 0.57%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,052,700
Main Street Natural Gas, Inc. Rev., VRN, 1.94%, (67% of the 1-month LIBOR plus 0.83%), 8/1/48 (LIQ FAC: Royal Bank of Canada)	10,000,000	10,153,500
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 8/1/49 (GA: TD Bank N.A.)	6,000,000	6,856,620
Main Street Natural Gas, Inc. Rev., VRN, 4.00%, 3/1/50 (GA: Citigroup Global Markets)	17,800,000	20,819,592
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,707,690
		97,650,527
Guam — 0.1%
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,548,165
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,022,570
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,204,720
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,101,490
		5,876,945
Hawaii — 0.6%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	905,000	993,798
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/20, Prerefunded at 100% of Par(3)	2,500,000	2,538,100
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/20, Prerefunded at 100% of Par(3)	1,000,000	1,016,060
State of Hawaii GO, 5.00%, 8/1/23	2,305,000	2,631,688
State of Hawaii GO, 5.00%, 1/1/35	8,000,000	10,475,840
State of Hawaii GO, 5.00%, 1/1/36	7,000,000	9,146,130
		26,801,616
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (St. Luke's Health System Obligated Group), 5.00%, 7/1/20, Prerefunded at 100% of Par (AGM)(3)	500,000	506,905
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,161,220
		3,668,125
Illinois — 12.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,339,653
Adams County School District No. 172 GO, 5.00%, 2/1/24 (BAM)	1,030,000	1,174,334
Adams County School District No. 172 GO, 5.00%, 2/1/25 (BAM)	1,000,000	1,174,820
Adams County School District No. 172 GO, 5.00%, 2/1/26 (BAM)	1,000,000	1,208,480
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	2,000,443
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,124,930
Chicago GO, 5.00%, 1/1/27	6,060,000	7,313,935
Chicago GO, 5.50%, 1/1/35	5,000,000	6,413,700
Chicago GO, 6.00%, 1/1/38	5,000,000	6,301,950

Chicago Board of Education GO, 5.00%, 12/1/27 (AGM)	15,000,000	18,662,250
Chicago Board of Education GO, 5.00%, 12/1/33 (AGM)	1,250,000	1,561,450
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	827,520
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	644,946
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,034,830
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,673,550
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,623,480
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,900,252
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	2,250,000	2,887,965
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	3,000,000	3,842,190
Chicago O'Hare International Airport Rev., 5.00%, 1/1/38	3,250,000	4,148,267
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,251,730
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,650,158
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,156,670
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,384,580
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,247,114
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,998,619
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	3,420,000	4,199,110
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,126,990
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,349,685
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,123,850
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	872,780
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	871,859
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,568,433
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,719,799
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,245,637
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,627,400
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,979,550
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,453,020
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,762,392
Chicago Waterworks Rev., 5.00%, 11/1/32 (AGM)	1,570,000	1,959,454
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,904,195
Cook County GO, 5.00%, 11/15/21	600,000	636,900
Cook County GO, 5.00%, 11/15/25	3,600,000	4,304,988
Cook County GO, 5.00%, 11/15/27	2,800,000	3,420,844
Cook County GO, 5.00%, 11/15/28	4,150,000	5,060,717
Cook County GO, 5.00%, 11/15/31	2,350,000	2,837,954
Cook County GO, 5.00%, 11/15/34	2,000,000	2,393,860
Cook County GO, 5.00%, 11/15/35	1,800,000	2,146,068
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,139,030
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,137,374
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,411,161
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,203,400
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,413,550
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,694,360
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/24 (BAM)	2,475,000	2,894,661
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/25 (BAM)	1,115,000	1,341,936
Cook County High School District No. 209 Proviso Township GO, 5.00%, 12/1/26 (BAM)	1,150,000	1,419,939
Decatur GO, 5.00%, 3/1/24 (AGM)	1,000,000	1,141,370

Decatur GO, 5.00%, 3/1/25 (AGM)	1,045,000	1,229,035
Decatur GO, 5.00%, 3/1/26 (AGM)	1,000,000	1,209,320
Decatur GO, 5.00%, 3/1/27 (AGM)	1,080,000	1,320,278
Decatur GO, 5.00%, 3/1/28 (AGM)	1,205,000	1,471,823
Decatur GO, 5.00%, 3/1/29 (AGM)	1,265,000	1,542,566
Decatur GO, 5.00%, 3/1/30 (AGM)	1,330,000	1,617,174
Decatur GO, 5.00%, 3/1/31 (AGM)	1,395,000	1,691,047
Decatur GO, 5.00%, 3/1/33 (AGM)	1,545,000	1,862,405
Governors State University COP, 5.00%, 7/1/22 (BAM)	320,000	344,230
Governors State University COP, 5.00%, 7/1/23 (BAM)	400,000	442,644
Governors State University COP, 5.00%, 7/1/24 (BAM)	400,000	454,976
Governors State University COP, 5.00%, 7/1/25 (BAM)	400,000	467,048
Governors State University COP, 5.00%, 7/1/26 (BAM)	350,000	418,821
Governors State University COP, 5.00%, 7/1/27 (BAM)	395,000	482,690
Governors State University COP, 5.00%, 7/1/28 (BAM)	750,000	912,420
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,631,355
Illinois Finance Authority Rev., (Ascension Health Credit Group), 4.00%, 2/15/36	7,600,000	8,803,536
Illinois Finance Authority Rev., (Ascension Health Credit Group), 5.00%, 2/15/41	1,500,000	1,838,115
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,128,620
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/37	1,000,000	1,184,330
Illinois Finance Authority Rev., (CHF-Chicago LLC), 5.00%, 2/15/47	2,000,000	2,327,760
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,270,915
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	500,000	594,045
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	370,752
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	500,000	586,595
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	570,000	667,755
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	500,000	584,980
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,738,230
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	862,380
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,314,860
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,424,955
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,531,881
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,890,299
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,787,150
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/46	2,000,000	2,334,320
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/32	2,370,000	3,040,426
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/33	2,055,000	2,629,989
Illinois Finance Authority Rev., (Memorial Health Obligated Group), 5.00%, 4/1/34	4,370,000	5,581,189
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,343,160
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,334,373
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,564,450
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	280,760
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	822,227
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	395,272
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	832,043
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	885,518
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,946,200
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,511,089
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 5.00%, 7/1/33	10,000,000	13,144,900

Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,060,999
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	892,972
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,114,700
Illinois Finance Authority Rev., Series 2010 A, (University of Chicago Medical Center), VRDN, 1.15%, 3/1/20 (LOC: Bank of America N.A.)	13,000,000	13,000,000
Illinois Housing Development Authority Rev., (Woodlawn Six LP), VRDN, 1.18%, 3/6/20 (LOC: FHLMC)	6,395,000	6,395,000
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/28 (BAM)	1,000,000	1,263,050
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/29 (BAM)	1,000,000	1,287,760
Illinois Sports Facilities Authority Rev., 5.00%, 6/15/30 (BAM)	500,000	630,510
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28	1,250,000	1,614,050
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29	1,550,000	1,990,262
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	1,000,000	1,278,840
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30	3,000,000	4,034,190
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	1,000,000	1,273,810
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31	2,500,000	3,348,525
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33	1,200,000	1,520,412
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34	2,500,000	3,159,400
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,853,768
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,845,450
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/28 (AGM)(1)	770,000	934,195
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/30 (AGM)(1)	450,000	539,906
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/33 (AGM)(1)	250,000	297,010
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/34 (AGM)(1)	200,000	236,812
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/38 (AGM)(1)	580,000	677,695
Kane County School District No. 131 Aurora East Side GO, 4.00%, 12/1/39 (AGM)(1)	550,000	641,196
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	10,511,400
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/22	5,000,000	5,428,850
Railsplitter Tobacco Settlement Authority Rev., 5.00%, 6/1/27	3,000,000	3,693,390
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	125,000	130,160
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,000,000
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,039,480
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,884,330
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,385,673
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,296,200
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,409,800
State of Illinois GO, 5.00%, 11/1/23	5,000,000	5,682,000
State of Illinois GO, 5.00%, 10/1/24	3,000,000	3,492,840
State of Illinois GO, 5.00%, 11/1/25	3,000,000	3,598,590
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,806,200
State of Illinois GO, 5.00%, 11/1/26	12,715,000	15,540,782
State of Illinois GO, 5.00%, 11/1/28	15,000,000	18,587,400
State of Illinois GO, 5.125%, 12/1/29	17,000,000	21,286,040
State of Illinois GO, 5.00%, 10/1/33	2,100,000	2,630,061
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,613,150
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,359,640
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,851,734
State of Illinois GO, 5.00%, 12/1/42	5,000,000	6,039,300
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/30	1,275,000	1,552,618
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/31	1,560,000	1,895,244
Upper Illinois River Valley Development Authority Rev., (Morris Hospital Obligated Group), 5.00%, 12/1/32	1,110,000	1,345,598

Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,069,350
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,154,990
Village of Bellwood GO, 5.00%, 12/1/23 (AGM)	1,000,000	1,134,700
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	936,456
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,796,115
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,220,300
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,242,130
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	853,362
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	643,452
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	854,723
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,134,200
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,021,519
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/36	2,075,000	2,327,963
Village of Romeoville Rev., (Lewis University), 5.00%, 10/1/39	2,250,000	2,513,115
Village of Romeoville Rev., (Lewis University), 4.125%, 10/1/46	2,250,000	2,374,537
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/22 (AGM)	700,000	736,512
Will County Community High School District No. 210 Lincoln-Way GO, 4.00%, 1/1/34 (AGM)	650,000	749,216
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,682,261
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/32 (AGM)	1,390,000	1,543,192
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/35 (AGM)	1,000,000	1,102,480
Will County Community Unit School District No. 201-U Crete-Monee GO, 4.00%, 1/1/36 (AGM)	1,365,000	1,500,190
		526,102,743
Indiana — 1.2%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,941,586
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,550,262
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,682,571
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,358,370
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,451,960
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,431,063
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	3,025,100
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	2,645,000	2,826,182
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,231,214
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,868,440
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,210,260
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,175,480
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,207,335
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,224,668
Indiana Finance Authority Rev., (Indiana University Health, Inc. Obligated Group), VRN, 1.43%, (MUNIPSA plus 0.28%), 12/1/46	5,000,000	5,002,000
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,020,730
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,422,226
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,161,300
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,333,540
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,444,063
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,684,691
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,433,325
Indiana Finance Authority Rev., (Parkview Health System Obligated Group), VRN, 1.70%, (MUNIPSA plus 0.55%), 11/1/39	5,000,000	5,019,850
		50,706,216

Kansas†
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	848,456
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,018,922
		1,867,378
Kentucky — 2.2%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	548,086
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/28	600,000	743,952
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/29	265,000	333,227
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/32	900,000	1,127,898
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/33	580,000	658,080
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/34	500,000	565,990
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/35	465,000	524,892
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	380,000	427,869
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/38	745,000	834,214
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	1,915,000	2,141,276
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	4,208,446
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	921,434
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	866,903
Kenton County Airport Board Rev., 5.00%, 1/1/26	1,330,000	1,635,434
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,218,238
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	781,755
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,076,050
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,796,094
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,282,120
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,583,321
Kentucky Public Energy Authority Rev., VRN, 4.00%, 1/1/49 (GA: BP Corp. North America, Inc.)	10,000,000	11,297,000
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/49 (GA: Morgan Stanley)	17,000,000	19,340,900
Kentucky Public Energy Authority Rev., VRN, 4.00%, 2/1/50 (GA: Morgan Stanley)	10,000,000	11,882,800
Kentucky Public Energy Authority Rev., VRN, 4.00%, 12/1/50 (GA: BP Corp. North America, Inc.)(1)	5,000,000	5,832,800
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/31 (BAM)	2,000,000	2,547,840
Kentucky State Property & Building Commission Rev., 5.00%, 5/1/33 (BAM)	1,750,000	2,220,627
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,519,905
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,755,885
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,808,565
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,362,075
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,491,960
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,792,847
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	1,500,000	1,857,990
		93,986,473
Louisiana — 1.9%
Greater Ouachita Water Co. Rev., 5.00%, 9/1/29 (BAM)	500,000	652,880
Greater Ouachita Water Co. Rev., 4.00%, 9/1/30 (BAM)	400,000	482,724
Greater Ouachita Water Co. Rev., 4.00%, 9/1/31 (BAM)	500,000	601,435
Greater Ouachita Water Co. Rev., 4.00%, 9/1/32 (BAM)	1,000,000	1,200,150
Greater Ouachita Water Co. Rev., 4.00%, 9/1/33 (BAM)	500,000	598,625
Greater Ouachita Water Co. Rev., 4.00%, 9/1/34 (BAM)	500,000	597,390
Greater Ouachita Water Co. Rev., 4.00%, 9/1/35 (BAM)	500,000	596,070
Greater Ouachita Water Co. Rev., 4.00%, 9/1/36 (BAM)	350,000	416,238
Greater Ouachita Water Co. Rev., 4.00%, 9/1/37 (BAM)	250,000	296,373

Jefferson Sales Tax District Rev., 4.00%, 12/1/36 (AGM)	6,745,000	8,140,810
Jefferson Sales Tax District Rev., 4.00%, 12/1/37 (AGM)	5,000,000	6,012,700
Jefferson Sales Tax District Rev., 4.00%, 12/1/38 (AGM)	5,000,000	5,995,850
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/43 (AGM)	2,010,000	2,425,186
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (University of Louisiana at Lafayette), 5.00%, 10/1/48 (AGM)	5,765,000	6,889,406
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,233,900
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,848,700
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,208,206
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,205,384
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,427,980
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/26 (AGM)	500,000	616,635
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/29 (AGM)	800,000	1,043,032
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/30 (AGM)	350,000	454,331
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/31 (AGM)	1,100,000	1,421,948
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/32 (AGM)	1,200,000	1,546,872
New Orleans Aviation Board Rev., (Parking Facilities Corp.), 5.00%, 10/1/34 (AGM)	1,200,000	1,534,080
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	420,296
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	250,000	280,130
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	231,334
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,289,062
Shreveport Water & Sewer Rev., 4.00%, 12/1/37 (AGM)	790,000	924,316
Shreveport Water & Sewer Rev., 4.00%, 12/1/44 (AGM)	800,000	920,648
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.00%, 6/1/37	1,450,000	1,485,945
St. John the Baptist Rev., (Marathon Oil Corp.), VRN, 2.10%, 6/1/37	9,000,000	9,329,940
		82,328,576
Maryland — 1.7%
Baltimore Rev., 4.25%, 6/1/26	1,890,000	2,050,442
Baltimore Rev., 4.00%, 9/1/27	400,000	442,108
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,632,360
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,831,824
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,500,000	3,030,225
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/34	2,275,000	2,757,505
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	1,750,000	2,116,747
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/35	3,310,000	4,003,677
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	2,675,000	3,227,762
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/36	1,440,000	1,737,562
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,500,000	1,804,785
Baltimore Rev., (Baltimore MD Water Utility Fund), 4.00%, 7/1/37	1,465,000	1,762,673
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/35	600,000	696,942
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/36	650,000	753,662
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/37	750,000	868,575
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/38	700,000	809,403
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/39	1,000,000	1,152,630
Baltimore County Rev., (Riderwood Village Obligated Group), 4.00%, 1/1/40	725,000	834,134
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	338,805
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	380,757
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	441,090
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,492,002

Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,207,620
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/32	500,000	629,945
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.00%, 6/1/35	2,000,000	2,503,460
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	239,268
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	214,589
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	150,388
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	161,781
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	216,293
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	307,203
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	366,648
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	395,041
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	515,850
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,368,824
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	553,504
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	809,204
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,182,580
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	5,148,004
Maryland Stadium Authority Rev., 5.00%, 5/1/22	1,480,000	1,612,948
Maryland Stadium Authority Rev., 5.00%, 5/1/26	2,550,000	3,171,690
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,262,772
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	1,904,038
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,046,860
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,192,997
Prince George's County Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,340,554
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,001,480
		71,669,211
Massachusetts — 2.4%
Massachusetts GO, 5.00%, 1/1/37	10,000,000	13,076,000
Massachusetts GO, VRN, 1.70%, 8/1/43	5,500,000	5,614,070
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	609,353
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	445,088
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	622,298
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	667,607
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,749,365
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	4,120,000	5,167,551
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	580,493
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	5,005,000	6,265,509
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/37(2)	1,000,000	1,116,220
Massachusetts Development Finance Agency Rev., (NewBridge on the Charles, Inc.), 5.00%, 10/1/47(2)	1,000,000	1,108,650
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	511,135
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	587,501
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,509,123

Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,513,919
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,370,227
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,447,812
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/31	620,000	796,061
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/32	775,000	995,332
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/33	775,000	991,442
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/34	550,000	702,169
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/35	470,000	598,827
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/36	445,000	565,644
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/37	605,000	768,072
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRDN, 1.12%, 3/1/20 (LOC: TD Bank N.A.)	9,100,000	9,100,000
Massachusetts Development Finance Agency Rev., (Trustees of Boston University), VRN, 5.00%, 10/1/42	5,000,000	5,731,250
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,213,895
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/32	1,875,000	2,372,775
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/34	1,330,000	1,676,026
Massachusetts Development Finance Agency Rev., (Wellforce Obligated Group), 5.00%, 7/1/44	1,300,000	1,592,526
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,064,322
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,852,505
Massachusetts School Building Authority Rev., 5.00%, 10/15/21, Prerefunded at 100% of Par(3)	6,630,000	7,085,216
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	8,803,440
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	3,934,037
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(3)	1,755,000	1,847,875
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(3)	1,000,000	1,052,920
		103,706,255
Michigan — 3.4%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	964,021
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,669,964
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,826,118
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,954,820
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,141,820
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,269,873
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	2,100,053
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,798,498
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,923,536
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,073,170
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,435,300
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/20 (AGM)	1,200,000	1,214,844
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/21 (AGM)	200,000	209,950
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	300,000	326,094
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/22 (AGM)	500,000	543,490
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/23 (AGM)	400,000	449,420
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	850,000	983,764
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/24 (AGM)	750,000	868,028
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	550,000	635,465
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/25 (AGM)	500,000	577,695
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/26 (AGM)	600,000	692,622

Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/27 (AGM)	1,250,000	1,440,150
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/28 (AGM)	1,600,000	1,838,240
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/30 (AGM)	1,255,000	1,435,569
Detroit Downtown Development Authority Tax Allocation, 5.00%, 7/1/31 (AGM)	1,625,000	1,855,425
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	21,125,912
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,053,770
Grand Traverse County Hospital Finance Authority Rev., (Munson Healthcare Obligated Group), VRDN, 1.18%, 3/6/20 (LOC: JPMorgan Chase Bank N.A.)	14,805,000	14,805,000
Lansing Board of Water & Light Rev., 5.00%, 7/1/21, Prerefunded at 100% of Par(3)	5,000,000	5,278,800
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,047,360
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	544,125
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,128,470
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,168,300
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,199,360
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,788,758
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,968,225
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,573,733
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	4,080,453
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,492,050
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,315,640
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,734,225
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,162,410
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,624,980
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,448,487
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,812,317
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,115,417
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	934,185
Michigan Strategic Fund Rev., (DTE Electric Co.), VRN, 1.45%, 8/1/29	1,375,000	1,379,056
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,242,443
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,293,620
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	353,689
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,426,301
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,549,768
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,796,587
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,744,819
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,273,844
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,178,150
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	764,810
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,381,342
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,348,467
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	532,455
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,197,833
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,307,340
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	3,053,308
		146,453,738
Minnesota — 0.5%
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/33	1,000,000	1,271,470
Duluth Economic Development Authority Rev., (Essentia Health Obligated Group), 5.00%, 2/15/37	1,000,000	1,261,020
Duluth Independent School District No. 709 COP, 5.00%, 2/1/21 (SD CRED PROG)	300,000	310,491
Duluth Independent School District No. 709 COP, 5.00%, 2/1/22 (SD CRED PROG)	325,000	348,709

Duluth Independent School District No. 709 COP, 5.00%, 2/1/23 (SD CRED PROG)	380,000	421,762
Duluth Independent School District No. 709 COP, 5.00%, 2/1/24 (SD CRED PROG)	420,000	481,627
Duluth Independent School District No. 709 COP, 5.00%, 2/1/25 (SD CRED PROG)	375,000	443,497
Duluth Independent School District No. 709 COP, 5.00%, 2/1/26 (SD CRED PROG)	395,000	480,107
Duluth Independent School District No. 709 COP, 5.00%, 2/1/27 (SD CRED PROG)	370,000	460,069
Duluth Independent School District No. 709 COP, 5.00%, 2/1/28 (SD CRED PROG)	350,000	444,633
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	559,735
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,387,572
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	953,272
Minnesota Higher Education Facilities Authority Rev., (College of Saint Benedict), 4.00%, 3/1/43	1,000,000	1,082,650
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/29	140,000	168,186
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/32	400,000	470,676
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/33	500,000	584,540
Minnesota Higher Education Facilities Authority Rev., (College of State Scholastica, Inc.), 4.00%, 12/1/40	950,000	1,094,029
Rochester Rev., (Mayo Clinic), VRN, 4.50%, 11/15/38	6,000,000	6,368,760
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,453,800
St. Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,219,710
		22,266,315
Mississippi — 1.0%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	652,914
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,048,810
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,083,850
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,675,935
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,374,600
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,184,280
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	632,825
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	584,248
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	629,776
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.18%, 3/1/20 (GA: Chevron Corp.)	13,000,000	13,000,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.18%, 3/1/20 (GA: Chevron Corp.)	3,200,000	3,200,000
Mississippi Development Bank Rev., (City of Jackson MS Water & Sewer System Rev.), 6.875%, 12/1/40 (AGM)	4,250,000	5,111,050
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/33(1)	685,000	877,307
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/34(1)	700,000	894,089
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/35(1)	600,000	764,136
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/36(1)	650,000	825,916
Mississippi Hospital Equipment & Facilities Authority Rev., (North Mississippi Medical Center Obligated Group), 5.00%, 10/1/37(1)	750,000	950,002
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	5,000,000	5,785,150
State of Mississippi GO, VRN, 1.44%, (67% of the 1-month LIBOR plus 0.33%), 9/1/27	2,480,000	2,480,174
		43,755,062
Missouri — 0.8%
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,247,817
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	600,000	658,302
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,127,640
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	954,641
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,331,275
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,625,946

Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,495,320
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/31	650,000	848,393
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/32	1,000,000	1,299,840
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/33	750,000	970,365
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 5.00%, 2/15/35	915,000	1,176,617
Health & Educational Facilities Authority of the State of Missouri Rev., (Heartland Health Obligated Group), 4.00%, 2/15/37	500,000	587,655
Health & Educational Facilities Authority of the State of Missouri Rev., (Mercy Health), 5.00%, 6/1/29	4,500,000	5,927,670
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/22	450,000	484,650
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/24	600,000	695,244
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/26	540,000	667,813
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/28	250,000	325,423
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/29	500,000	650,265
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/31	525,000	679,150
Kansas City Sanitary Sewer System Rev., 5.00%, 1/1/33	475,000	609,947
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	315,000	339,255
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	290,000	324,333
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	455,468
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	690,000	799,813
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	990,000	1,181,209
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/26	500,000	589,930
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/27	965,000	1,135,873
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/28	630,000	739,746
St. Louis County Industrial Development Authority Rev., (Friendship Village St. Louis Obligated Group), 5.00%, 9/1/38	3,000,000	3,444,510
St. Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,122,970
		33,497,080
Nebraska — 0.6%
Central Plains Energy Project Rev., 5.00%, 9/1/22 (GA: Goldman Sachs Group, Inc.)	2,500,000	2,734,750
Central Plains Energy Project Rev., 5.00%, 9/1/31 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,632,780
Central Plains Energy Project Rev., VRN, 4.00%, 12/1/49 (LIQ FAC: Royal Bank of Canada)	5,000,000	5,763,100
Central Plains Energy Project Rev., VRN, 5.00%, 3/1/50 (GA: Goldman Sachs Group, Inc.)	10,000,000	11,389,300
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,753,048
		27,272,978
Nevada — 0.7%
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/30	750,000	926,497
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/32	735,000	903,984
Carson City Rev., (Carson Tahoe Regional Healthcare Obligated Group), 5.00%, 9/1/34	765,000	936,329
Clark County Rev., (Nevada Power Co.), VRN, 1.60%, 1/1/36	1,500,000	1,501,860
Clark County Department of Aviation Rev., 5.00%, 7/1/21	5,000,000	5,276,050
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,363,032
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,259,478
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	2,030,635
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/29	1,270,000	1,557,452
Henderson Public Improvement Trust Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/32	1,840,000	2,235,950
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	4,367,479
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	964,484
Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/39	500,000	541,350

Las Vegas Special Improvement District No. 814 Special Assessment, 4.00%, 6/1/44	550,000	591,316
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/20	1,000,000	1,009,550
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/29	1,485,000	1,923,238
Reno Rev., (Washoe County Sales Tax Rev.), 5.00%, 6/1/34	1,010,000	1,289,437
Reno Rev., (Washoe County Sales Tax Rev.), 4.00%, 6/1/43	1,000,000	1,146,410
Sparks Rev., 2.50%, 6/15/24(2)	1,200,000	1,228,536
		32,053,067
New Hampshire — 0.4%
New Hampshire Business Finance Authority Rev., 4.125%, 1/20/34	14,684,127	18,124,618
New Jersey — 5.8%
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,167,300
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,192,300
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,623,723
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	5,125,000	5,785,049
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,640,537
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,767,000
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,762,350
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	6,305,400
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,731,310
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,438,620
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,216,230
New Jersey Economic Development Authority Rev., 5.00%, 6/15/34	1,000,000	1,275,740
New Jersey Economic Development Authority Rev., 5.00%, 6/15/35	2,000,000	2,546,200
New Jersey Economic Development Authority Rev., 5.00%, 6/15/36	1,270,000	1,612,887
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/32	4,000,000	5,116,920
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/24 (AGM)	1,000,000	1,157,560
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/25 (AGM)	1,005,000	1,197,689
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/26 (AGM)	1,000,000	1,223,610
New Jersey Economic Development Authority Rev., (Provident Group-Montclair Properties LLC), 5.00%, 6/1/27 (AGM)	1,100,000	1,376,804
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/25, Prerefunded at 100% of Par(3)	190,000	233,652
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.25%, 6/15/40	3,310,000	3,853,403
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/21	535,000	544,132
New Jersey Educational Facilities Authority Rev., (College of Saint Elizabeth), 5.00%, 7/1/26	2,105,000	2,316,637
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,835,540
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,854,750
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,178,760
New Jersey Health Care Facilities Financing Authority Rev., (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	2,064,842
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,817,985
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,815,015
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,247,082
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21, Prerefunded at 100% of Par(3)	12,980,000	13,679,622
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/21	3,000,000	3,151,800
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/21, Prerefunded at 100% of Par(3)	3,000,000	3,171,270
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,346,762
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,544,307
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,421,520
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,261,200

New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	2,000,000	2,393,740
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	1,500,000	1,891,860
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	3,000,000	3,783,720
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/31	6,000,000	7,711,140
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	2,000,000	2,517,600
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/32	3,000,000	3,776,400
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/32	5,000,000	6,410,200
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/33	7,500,000	9,419,625
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 12/15/33	10,230,000	13,085,193
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,918,470
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,485,550
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	180,000	197,707
New Jersey Turnpike Authority Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(3)	14,940,000	16,409,648
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,097,468
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	6,052,425
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,235,454
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,797,591
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,969,598
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/29	2,775,000	3,553,887
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/30	3,000,000	3,817,380
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/31	3,000,000	3,793,830
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/32	4,630,000	5,816,715
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/33	5,005,000	6,304,498
		251,915,207
New Mexico — 0.2%
Farmington Rev., (Public Service Co. of New Mexico), VRN, 2.125%, 6/1/40	3,000,000	3,054,630
New Mexico Hospital Equipment Loan Council Rev., (Haverland Carter Lifestyle Obligated Group), 2.25%, 7/1/23	1,425,000	1,430,330
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,845,301
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,211,820
Santa Fe Rev., (El Castillo Retirement Residences Obligated Group), 2.25%, 5/15/24	600,000	603,990
		8,146,071
New York — 8.2%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	496,132
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	431,568
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	430,353
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,323,660
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,542,499
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,189,314
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,389,287
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	452,919
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,491,986
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,748,460
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	1,018,327
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,281,232
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,105,497
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,501,937
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	13,349,015
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	4,086,845

Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(3)	1,295,000	1,391,452
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(3)	5,000,000	5,581,150
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(3)	4,595,000	5,225,388
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(3)	10,360,000	11,781,288
Metropolitan Transportation Authority Rev., VRN, 1.60%, (MUNIPSA plus 0.45%), 11/15/44	7,000,000	7,026,110
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	120,380
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	100,311
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	928,872
New York City GO, 5.00%, 8/1/22	7,565,000	8,326,190
New York City GO, 5.00%, 8/1/25	1,700,000	2,041,649
New York City GO, 5.00%, 8/1/25	13,605,000	16,595,379
New York City GO, 5.00%, 8/1/26	5,370,000	6,447,705
New York City GO, 5.00%, 8/1/32	2,000,000	2,643,460
New York City GO, 5.00%, 8/1/33	500,000	658,875
New York City GO, 5.00%, 8/1/33	1,000,000	1,317,750
New York City GO, 5.00%, 8/1/34	2,215,000	2,906,589
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,053,050
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	10,000,000	11,308,100
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	12,147,200
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/35	12,500,000	16,437,250
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,310,376
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/42	10,315,000	12,392,338
New York City Water & Sewer System Rev., 4.00%, 6/15/42	10,000,000	12,143,000
New York City Water & Sewer System Rev., VRDN, 1.20%, 3/1/20 (SBBPA: State Street Bank & Trust Co.)	10,700,000	10,700,000
New York City Water & Sewer System Rev., VRDN, 1.21%, 3/1/20 (SBBPA: State Street Bank & Trust Co.)	4,685,000	4,685,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(4)	3,000,000	2,058,270
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	14,163,668
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,117,670
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(2)	800,000	817,320
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(2)	1,100,000	1,154,978
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(2)	900,000	994,104
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(2)	2,600,000	3,057,912
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(2)	1,300,000	1,572,597
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/34	4,005,000	5,410,435
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 2/15/35	4,155,000	5,592,838
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 5.00%, 3/15/36	10,000,000	13,117,100
New York State Dormitory Authority Rev., (State of New York Personal Income Tax Rev.), 4.00%, 2/15/37	14,480,000	17,763,195
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/32	3,000,000	4,038,960
New York State Environmental Facilities Corp. Rev., (New York City Municipal Water Finance Authority), 5.00%, 6/15/33	2,350,000	3,156,285
New York State Thruway Authority Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	3,330,000	3,592,737
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,977,900
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,954,100
New York State Thruway Authority Rev., 4.00%, 1/1/38	3,000,000	3,629,250
New York State Thruway Authority Rev., 4.00%, 1/1/39	5,000,000	6,032,500
Oneida County Local Development Corp. Rev., (Utica College), 4.00%, 7/1/39	750,000	852,195
Port Authority of New York & New Jersey Rev., 5.00%, 9/1/34	5,000,000	6,693,250
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	295,000	303,590
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	2,958,215
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	513,975

Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	834,770
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,133,570
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,010,000	1,130,836
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,936,810
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,367,300
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	847,798
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,430,111
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/34(1)	1,875,000	2,470,331
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/36(1)	2,755,000	3,612,328
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/37(1)	1,500,000	1,960,320
Troy Capital Resource Corp. Rev., (Rensselaer Polytechnic Institute), 5.00%, 9/1/38(1)	1,300,000	1,693,419
TSASC, Inc. Rev., 5.00%, 6/1/20	2,000,000	2,019,300
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,097,760
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,086,680
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,245,740
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,871,837
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	504,635
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	523,235
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,092,180
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,228,900
		356,718,797
North Carolina — 1.2%
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/28	1,000,000	1,295,050
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/29	1,500,000	1,986,870
Charlotte-Mecklenburg Hospital Authority Rev., (Carolinas Healthcare System Obligated Group), 5.00%, 1/15/30	1,340,000	1,754,971
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,082,516
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,123,890
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	2,097,830
North Carolina Medical Care Commission Rev., (Pines at Davidson, Inc. Obligated Group), 5.00%, 1/1/34	1,000,000	1,150,840
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 3.00%, 7/1/26	590,000	638,404
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/28	1,815,000	2,101,371
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 4.00%, 7/1/30	1,035,000	1,187,497
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/31	1,075,000	1,292,763
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/32	1,115,000	1,335,681
North Carolina Medical Care Commission Rev., (Presbyterian Home at Charlotte, Inc.), 5.00%, 7/1/34	1,230,000	1,465,311
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37	1,100,000	1,251,393
North Carolina Medical Care Commission Rev., (Wake Forest Baptist Obligated Group), VRN, 2.20%, 12/1/48	5,000,000	5,101,550
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	4,050,000	4,355,694
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	815,375
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	749,252
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	453,060
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	377,564
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	760,000	829,471
State of North Carolina Rev., 5.00%, 3/1/34	15,000,000	19,605,900
		53,052,253
Ohio — 2.6%
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/35(1)	1,000,000	1,317,770
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/36(1)	2,000,000	2,623,820
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/38(1)	1,000,000	1,191,510

Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/39(1)	1,000,000	1,187,420
Buckeye Tobacco Settlement Financing Authority Rev., 4.00%, 6/1/48(1)	6,000,000	6,884,520
Buckeye Tobacco Settlement Financing Authority Rev., 5.00%, 6/1/55(1)	4,800,000	5,428,224
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,548,824
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,471,140
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,758,099
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	4,000,000	4,309,520
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par (AGM)(3)	3,560,000	3,835,473
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,500,000	2,693,450
Cleveland Airport System Rev., 5.00%, 1/1/22, Prerefunded at 100% of Par(3)	2,530,000	2,725,771
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,685,160
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,241,249
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	875,130
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,701,500
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/28	1,250,000	1,432,800
Cleveland-Cuyahoga County Port Authority Rev., (Playhouse Square Foundation), 5.00%, 12/1/33	1,625,000	1,938,040
Cuyahoga County Rev., 5.00%, 12/1/20(3)	1,400,000	1,443,330
Cuyahoga County Rev., 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	500,000	576,510
Cuyahoga County Rev., 5.00%, 12/1/23, Prerefunded at 100% of Par(3)	370,000	426,617
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,642,260
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,970,255
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,561,153
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,371,700
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,939,232
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	2,120,300
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,976,418
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,711,062
Northeast Ohio Regional Sewer District Rev., 4.00%, 11/15/36	2,000,000	2,442,400
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	145,000	149,702
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,119,260
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,192,493
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,316,180
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,418,338
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,522,781
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,799,453
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 6/1/29	20,000,000	26,881,400
State of Ohio Rev., 5.00%, 12/15/22	2,500,000	2,789,900
		111,220,164
Oklahoma — 0.7%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	1,500,000	1,816,845
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,210,240
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,207,250
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/23	1,550,000	1,738,325
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/25	530,000	630,175
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/27	700,000	872,949
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/28	1,600,000	2,037,984
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.00%, 8/15/29	750,000	945,705
Oklahoma Development Finance Authority Rev., (OU Medicine Obligated Group), 5.25%, 8/15/48	3,750,000	4,598,287
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/21(1)	950,000	996,398

Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/22(1)	1,000,000	1,088,460
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/23(1)	1,025,000	1,154,714
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/24(1)	1,050,000	1,221,486
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/25(1)	1,085,000	1,300,850
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/26(1)	1,030,000	1,269,259
Tulsa Airports Improvement Trust Rev., 5.00%, 6/1/27(1)	1,005,000	1,268,089
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	279,457
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,908,906
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	594,425
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	707,568
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,175,120
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/22	1,270,000	1,381,646
Tulsa Industrial Authority Rev., (University of Tulsa), 5.00%, 10/1/24	1,000,000	1,149,380
		30,553,518
Oregon — 0.6%
Clackamas County Hospital Facility Authority Rev., (Mary's Woods at Marylhurst, Inc.), 2.60%, 11/15/23	1,575,000	1,575,661
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/32	500,000	600,035
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/37	500,000	594,725
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/47	2,400,000	2,814,744
Clackamas County Hospital Facility Authority Rev., (Willamette View, Inc.), 5.00%, 11/15/52	1,500,000	1,754,565
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,103,887
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	381,115
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	278,428
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	227,746
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	347,552
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	657,510
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	533,192
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	315,865
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	281,443
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	246,828
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	326,146
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	288,359
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	244,562
State of Oregon GO, 5.00%, 5/1/20	1,870,000	1,882,791
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,017,450
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,573,725
State of Oregon GO, 5.00%, 8/1/21	750,000	794,760
State of Oregon GO, 5.00%, 8/1/22	700,000	770,784
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,530,883
State of Oregon GO, 5.00%, 8/1/24	1,000,000	1,182,990
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/32(2)	500,000	622,475
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/33(2)	500,000	618,750
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/34(2)	500,000	615,710
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/36(2)	600,000	733,374
Warm Springs Reservation Confederated Tribe Rev., 5.00%, 11/1/39(2)	800,000	969,864
		24,885,919
Pennsylvania — 7.6%
Allegheny County Higher Education Building Authority Rev., 4.00%, 3/1/33	400,000	453,844
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,404,131

Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,276,080
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	681,942
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,156,190
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,849,786
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/31	1,355,000	1,790,660
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/32	1,500,000	1,973,475
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/33	1,800,000	2,357,028
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 7/15/34	1,250,000	1,629,675
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	2,700,000	3,381,237
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRN, 5.00%, 2/1/40	2,000,000	2,652,500
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	879,180
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	495,944
Coatesville School District GO, 4.00%, 8/1/20 (AGM)	250,000	252,933
Coatesville School District GO, 5.00%, 8/1/21 (AGM)	1,000,000	1,054,160
Coatesville School District GO, 5.00%, 8/1/22 (AGM)	875,000	952,053
Coatesville School District GO, 5.00%, 8/1/24 (AGM)	1,000,000	1,158,930
Commonwealth Financing Authority Rev., 5.00%, 6/1/30	2,500,000	3,177,350
Commonwealth Financing Authority Rev., 5.00%, 6/1/31	2,000,000	2,533,180
Commonwealth Financing Authority Rev., 5.00%, 6/1/32	2,000,000	2,528,600
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,642,972
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/29	1,440,000	1,720,858
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,797,383
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/31	1,465,000	1,736,113
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,224,900
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,738,889
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	613,184
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	903,533
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	804,590
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,240,221
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,302,524
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	1,150,000	1,363,601
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,419,514
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,482,327
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,646,200
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), VRN, 1.75%, (MUNIPSA plus 0.60%), 6/1/49	6,750,000	6,750,742
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,419,560
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	3,016,475
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,202,590
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/33	1,300,000	1,559,389
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/26	1,800,000	2,228,184
Lehigh County Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/28	3,250,000	4,196,595
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,283,508
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,288,001
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,204,830
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,137,879
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,202,190

Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	734,545
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	610,746
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), VRN, 1.87%, (MUNIPSA plus 0.72%), 9/1/51	10,000,000	10,000,100
Northampton County General Purpose Authority Rev., (St. Luke's Hospital Obligated Group), VRN, 2.20%, (70% of the 1-month LIBOR plus 1.04%), 8/15/48	3,000,000	3,019,050
Pennsylvania COP, 5.00%, 7/1/29	600,000	764,394
Pennsylvania COP, 5.00%, 7/1/30	750,000	951,495
Pennsylvania COP, 5.00%, 7/1/31	850,000	1,075,004
Pennsylvania COP, 5.00%, 7/1/35	450,000	564,926
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,268,614
Pennsylvania GO, 5.00%, 3/15/25	12,005,000	14,459,302
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	6,147,250
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	545,755
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	839,160
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	830,466
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	917,355
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/25	1,000,000	1,083,370
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,082,940
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,352,863
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,629,824
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(3)	945,000	1,127,461
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	4,000,000	4,757,440
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	3,900,000	4,776,057
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,194,636
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,184,090
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,593,937
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,858,950
Pennsylvania Turnpike Commission Rev., Capital Appreciation, VRN, 0.00%, 12/1/44	2,000,000	2,169,580
Pennsylvania Turnpike Commission Rev., VRN, 1.75%, (MUNIPSA plus 0.60%), 12/1/23	5,000,000	5,045,800
Pennsylvania Turnpike Commission Rev., VRN, 1.85%, (MUNIPSA plus 0.70%), 12/1/23	10,000,000	10,116,100
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,542,675
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,173,370
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,745,850
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,539,469
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,259,650
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,847,336
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,720,986
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	2,016,074
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,248,344
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	601,824
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,041,110
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	771,685
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,407,055
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,724,070
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	2,014,228
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,134,440
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,301,980

Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,099,360
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/30 (AGM)	745,000	989,755
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/31 (AGM)	1,000,000	1,319,070
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	550,000	723,316
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/32 (AGM)	1,000,000	1,397,760
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	750,000	984,015
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/33 (AGM)	1,000,000	1,422,020
Pittsburgh Water & Sewer Authority Rev., 5.00%, 9/1/34 (AGM)	1,000,000	1,309,370
Pittsburgh Water & Sewer Authority Rev., VRN, 1.83%, (70% of the 1-month LIBOR plus 0.64%), 9/1/40 (AGM)	5,000,000	5,001,000
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,190,791
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	466,467
Reading GO, 5.00%, 11/1/23 (BAM)	1,345,000	1,522,258
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,470,906
Reading GO, 5.00%, 11/1/25 (BAM)	1,760,000	2,113,302
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,916,118
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	2,055,348
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,258,810
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,255,615
Reading School District GO, 5.00%, 3/1/21 (AGM)	425,000	441,477
Reading School District GO, 5.00%, 3/1/23 (AGM)	670,000	746,333
Reading School District GO, 5.00%, 3/1/28 (AGM)	1,025,000	1,281,281
Reading School District GO, 5.00%, 3/1/35 (AGM)	2,000,000	2,454,980
Reading School District GO, 5.00%, 3/1/37 (AGM)	1,500,000	1,821,240
Reading School District GO, 5.00%, 3/1/38 (AGM)	1,500,000	1,810,410
School District of Philadelphia GO, 5.00%, 9/1/20	500,000	510,015
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,500,700
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,688,600
School District of Philadelphia GO, 5.00%, 9/1/23	1,500,000	1,706,580
School District of Philadelphia GO, 5.00%, 9/1/26	2,200,000	2,710,664
School District of Philadelphia GO, 5.00%, 9/1/27	500,000	626,960
School District of Philadelphia GO, 5.00%, 9/1/28	475,000	608,641
School District of Philadelphia GO, 5.00%, 9/1/29	1,225,000	1,563,725
School District of Philadelphia GO, 5.00%, 9/1/30	3,000,000	3,812,850
School District of Philadelphia GO, 5.00%, 9/1/33	1,625,000	2,050,799
Scranton School District GO, 5.00%, 6/1/20	630,000	635,531
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,415,284
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,562,159
Scranton School District GO, 5.00%, 12/1/32 (BAM)	1,000,000	1,241,310
Scranton School District GO, 5.00%, 12/1/34 (BAM)	1,650,000	2,047,699
Scranton School District GO, 5.00%, 12/1/35 (BAM)	750,000	928,980
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,513,824
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	568,970
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	702,972
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	750,081
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,102,611
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	961,500
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	936,811
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,191,030
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	831,026

Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	826,770
State Public School Building Authority Rev., (School District of Philadelphia), 5.00%, 6/1/25	4,000,000	4,771,400
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 1.39%, (MUNIPSA plus 0.24%), 9/15/21	10,000,000	10,015,800
University of Pittsburgh of the Commonwealth System of Higher Education Rev., VRN, 1.51%, (MUNIPSA plus 0.36%), 2/15/24	10,000,000	10,013,500
		327,404,780
Rhode Island — 0.3%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)	1,635,000	2,074,603
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)	1,810,000	2,278,645
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)	2,000,000	2,479,360
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,170,850
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	450,000	548,757
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	606,355
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	601,055
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,515,275
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,303,040
		14,577,940
South Carolina — 0.5%
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.00%, 11/1/30	425,000	443,181
Berkeley County Special Assessment, (Berkeley County Nexton Improvement District), 4.25%, 11/1/40	1,000,000	1,043,470
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/24	1,750,000	2,020,410
Charleston Educational Excellence Finance Corp. Rev., (Charleston County School District), 5.00%, 12/1/25	2,945,000	3,402,712
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,072,420
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	6,156,300
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	283,438
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,374,378
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	552,105
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,425,975
		20,774,389
Tennessee — 1.0%
Clarksville Public Building Authority Rev., VRDN, 1.20%, 3/1/20 (LOC: Bank of America N.A.)	700,000	700,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	300,843
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,079,095
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	536,210
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	435,638
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	755,391
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	481,832
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	452,722
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	572,627
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	571,259
Tennergy Corp. Rev., VRN, 5.00%, 2/1/50 (LIQ FAC: Royal Bank of Canada)	12,000,000	14,098,440
Tennessee Energy Acquisition Corp. Rev., VRN, 4.00%, 11/1/49 (GA: Goldman Sachs Group, Inc.)	20,000,000	22,949,000
		42,933,057
Texas — 10.9%
Arlington Special Tax, 5.00%, 2/15/28 (BAM)	1,425,000	1,817,958
Arlington Special Tax, 5.00%, 2/15/30 (BAM)	1,000,000	1,268,430
Arlington Special Tax, 5.00%, 2/15/31 (BAM)	1,100,000	1,388,871

Arlington Special Tax, 5.00%, 2/15/32 (BAM)	1,000,000	1,259,620
Arlington Special Tax, 5.00%, 2/15/33 (BAM)	1,000,000	1,256,060
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/33 (PSF-GTD)	1,300,000	1,566,773
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/35 (PSF-GTD)	1,685,000	2,018,916
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/36 (PSF-GTD)	1,250,000	1,492,875
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,785,930
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/38 (PSF-GTD)	1,875,000	2,225,287
Arlington Higher Education Finance Corp. Rev., 4.00%, 8/15/39 (PSF-GTD)	3,250,000	3,847,935
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/32 (PSF-GTD)	200,000	242,212
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/33 (PSF-GTD)	380,000	459,089
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/34 (PSF-GTD)	330,000	397,855
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/35 (PSF-GTD)	500,000	601,985
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/36 (PSF-GTD)	375,000	450,394
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/37 (PSF-GTD)	550,000	659,065
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/38 (PSF-GTD)	900,000	1,075,032
Arlington Higher Education Finance Corp. Rev., (Great Hearts America - Texas), 4.00%, 8/15/39 (PSF-GTD)	465,000	554,103
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,530,436
Arlington Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	6,755,000	8,088,032
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	773,520
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	823,064
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	693,797
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	716,547
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	820,208
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,703,430
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	922,552
Austin Independent School District GO, 4.00%, 8/1/34 (PSF-GTD)	4,875,000	5,859,799
Austin Independent School District GO, 4.00%, 8/1/35 (PSF-GTD)	6,000,000	7,187,520
Austin Independent School District GO, 4.00%, 8/1/36 (PSF-GTD)	4,750,000	5,665,182
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	322,644
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	298,745
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	1,000,000	1,162,020
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,656,735
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/33	1,500,000	1,724,325
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	888,423
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(3)	2,500,000	2,606,375
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,145,260
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,223,660
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,439,240
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,346,520
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,367,114
Clear Creek Independent School District GO, 4.00%, 2/15/37 (PSF-GTD)	1,620,000	1,909,931
Clear Creek Independent School District GO, 4.00%, 2/15/38 (PSF-GTD)	2,605,000	3,061,005
Clear Creek Independent School District GO, 4.00%, 2/15/39 (PSF-GTD)	3,500,000	4,104,135
Clear Creek Independent School District GO, 4.00%, 2/15/40 (PSF-GTD)	2,500,000	2,925,400
Clear Creek Independent School District GO, 4.00%, 2/15/41 (PSF-GTD)	3,000,000	3,502,680
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,413,679

Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,069,170
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,239,523
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/27	1,100,000	1,344,585
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	609,485
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,722,585
Dallas GO, 5.00%, 2/15/21	7,150,000	7,431,495
Dallas Area Rapid Transit Rev., 5.00%, 12/1/32	2,750,000	3,706,587
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	2,500,000	3,361,800
Dallas Area Rapid Transit Rev., 5.00%, 12/1/34	5,250,000	7,040,040
Dallas Independent School District GO, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	1,910,000	2,063,736
Dallas Independent School District GO, VRN, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	155,000	167,476
Dallas Independent School District GO, VRN, 5.00%, 2/15/36, Prerefunded at 100% of Par (PSF-GTD)(3)	3,960,000	4,278,740
Dallas Independent School District GO, VRN, 5.00%, 2/15/36 (PSF-GTD)	3,975,000	4,291,728
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	770,618
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	6,000,000	6,164,940
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	534,235
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,625,235
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	443,700
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	740,731
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	411,392
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	305,000	321,833
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	432,724
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	532,042
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	272,294
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	225,782
El Paso Independent School District GO, 4.00%, 8/15/45 (PSF-GTD)	12,125,000	14,415,534
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,363,023
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	585,470
Fort Bend Independent School District GO, 4.00%, 2/15/34 (PSF-GTD)	3,000,000	3,567,450
Frisco Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	3,000,000	3,579,630
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,045,670
Grand Parkway Transportation Corp. Rev., 5.00%, 2/1/23	8,000,000	8,901,120
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,520,225
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,877,290
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	2,022,776
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,825,080
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,213,210
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,219,050
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,136,860
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,890,917
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,117,120
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,251,586
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	956,106
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	961,529
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	816,921
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	885,537
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,162,920
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	590,488
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,655,879
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,154,260

Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	559,501
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,151,700
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,811,264
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,392,600
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,145,540
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/25	1,000,000	1,175,010
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/27	2,050,000	2,404,875
Houston Hotel Occupancy Tax & Special Rev., 5.00%, 9/1/28	710,000	831,943
Houston Independent School District GO, VRN, 2.40%, 6/1/36 (PSF-GTD)	8,000,000	8,146,080
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/34 (PSF-GTD)	2,000,000	2,403,860
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/35 (PSF-GTD)	1,400,000	1,678,138
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/37 (PSF-GTD)	1,500,000	1,787,700
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/38 (PSF-GTD)	1,000,000	1,187,470
Hurst-Euless-Bedford Independent School District GO, 4.00%, 8/15/39 (PSF-GTD)	1,500,000	1,776,030
Irving Hospital Authority Rev., 5.00%, 10/15/20	500,000	511,475
Irving Hospital Authority Rev., 5.00%, 10/15/22	250,000	273,993
Irving Hospital Authority Rev., 5.00%, 10/15/23	490,000	554,185
Irving Hospital Authority Rev., 5.00%, 10/15/25	250,000	299,513
Irving Hospital Authority Rev., VRN, 2.25%, (MUNIPSA plus 1.10%), 10/15/44	1,750,000	1,772,068
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,672,670
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,008,200
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,463,030
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,016,280
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/25 (AGM)	890,000	1,069,442
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/27 (AGM)	1,050,000	1,318,307
Memorial City Redevelopment Authority Tax Allocation, 5.00%, 9/1/28 (AGM)	1,250,000	1,597,100
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,459,120
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/29 (AGM)	700,000	859,733
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/31 (AGM)	460,000	559,369
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Denton LLC), 5.00%, 7/1/38 (AGM)	500,000	598,980
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/29	1,000,000	1,121,920
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/32	1,670,000	1,858,994
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/37	1,000,000	1,101,190
New Hope Cultural Education Facilities Finance Corp. Rev., (CHF-Collegiate Housing Island Campus LLC), 5.00%, 4/1/42	1,000,000	1,091,330
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,149,356
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	7,878,251
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,045,545
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,225,820
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,217,410
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,678,800
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,518,188
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,760,155
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,514,363
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,341,505
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,138,900

North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,338,555
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/34 (BAM)	1,400,000	1,671,642
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/35 (BAM)	1,070,000	1,273,172
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/36 (BAM)	1,130,000	1,339,626
Old Spanish Trail-Alemda Corridors Redevelopment Authority Tax Allocation, 4.00%, 9/1/37 (BAM)	1,325,000	1,563,990
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/33 (PSF-GTD)	1,325,000	1,573,305
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/34 (PSF-GTD)	1,250,000	1,481,375
Pharr San Juan Alamo Independent School District GO, 4.00%, 2/1/35 (PSF-GTD)	1,000,000	1,183,140
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,870,086
San Antonio Independent School District GO, 4.00%, 8/15/36 (PSF-GTD)	4,000,000	4,763,160
San Antonio Water System Rev., 5.00%, 5/15/34	6,500,000	8,659,755
San Antonio Water System Rev., VRN, 2.00%, 5/1/44	4,000,000	4,100,560
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,317,300
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	5,100,000	6,072,264
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,511,754
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,717,007
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,799,482
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,204,460
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,694,730
Texas Transportation Commission State Highway Fund Rev., VRN, 4.00%, 4/1/26	2,000,000	2,099,820
Texas Water Development Board Rev., 5.00%, 4/15/31	9,910,000	12,973,875
Texas Water Development Board Rev., 5.00%, 10/15/38	14,540,000	18,826,392
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/31	4,750,000	6,369,132
Texas Water Development Board Rev., (State Water Implementation Rev. Fund for Texas), 5.00%, 4/15/32	5,000,000	6,691,000
University of Houston Rev., 5.00%, 2/15/27	8,100,000	9,989,730
University of North Texas System Rev., 5.00%, 4/15/27	5,770,000	6,952,331
University of Texas System Rev., 5.00%, 8/15/34	15,000,000	19,917,150
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	847,706
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,844,750
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,255,000	1,442,723
Uptown Development Authority Tax Allocation, 5.00%, 9/1/35	3,950,000	4,534,797
Uptown Development Authority Tax Allocation, 5.00%, 9/1/36	4,100,000	4,704,709
Waller Consolidated Independent School District GO, 4.00%, 2/15/44 (PSF-GTD)	7,000,000	8,386,840
		473,611,716
Utah — 0.3%
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,265,523
Salt Lake County Rev., (Westminster College), 5.00%, 10/1/27	2,145,000	2,574,622
St. George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,167,970
St. George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,239,980
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(3)	2,900,000	3,176,399
Utah Transit Authority Rev., 5.00%, 6/15/22, Prerefunded at 100% of Par(3)	1,220,000	1,336,278
		10,760,772
Vermont — 0.3%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	548,525
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	863,243
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,652,546
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	746,450
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,245,220
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	971,720
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,229,540

Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,099,854
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	607,860
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,864,600
		13,829,558
Virginia — 0.8%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(3)	1,430,000	1,434,748
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,498,810
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,996,548
Hampton Roads Transportation Accountability Commission Rev., 5.00%, 7/1/22	9,800,000	10,752,266
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/38	250,000	277,278
Hanover County Economic Development Authority Rev., (Covenant Woods), 5.00%, 7/1/48	700,000	768,817
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	730,478
Peninsula Town Center Community Development Authority Special Assessment, 4.00%, 9/1/23(2)	445,000	466,271
Peninsula Town Center Community Development Authority Special Assessment, 4.50%, 9/1/28(2)	725,000	824,593
Peninsula Town Center Community Development Authority Special Assessment, 5.00%, 9/1/37(2)	1,500,000	1,740,345
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	757,777
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,200,460
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,225,450
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	852,607
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/22	450,000	492,255
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/24	500,000	581,640
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/26	450,000	549,081
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/28	750,000	908,887
Virginia Beach Development Authority Rev., (Westminster-Canterbury on Chesapeake Bay Obligated Group), 5.00%, 9/1/29	1,000,000	1,208,120
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,553,800
		33,820,231
Washington — 4.4%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/35	7,000,000	9,221,170
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/36	11,000,000	14,456,310
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,010,150
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	10,909,600
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,736,889
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,564,574
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,105,840
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,278,150
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,229,590
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,350,160
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,965,300
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,852,841
State of Washington GO, 5.00%, 6/1/34(1)	1,500,000	1,948,995
State of Washington GO, 5.00%, 8/1/34	11,845,000	15,763,444
State of Washington GO, 5.00%, 6/1/35	9,785,000	12,936,161
State of Washington GO, 5.00%, 6/1/35(1)	1,500,000	1,943,685
State of Washington GO, 5.00%, 2/1/38	10,000,000	12,986,500

Tobacco Settlement Authority Rev., 5.00%, 6/1/22	2,250,000	2,444,490
Tobacco Settlement Authority Rev., 5.00%, 6/1/23	2,000,000	2,245,860
Tobacco Settlement Authority Rev., 5.00%, 6/1/24	3,000,000	3,368,790
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,000,000	2,311,960
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	10,000,000	11,822,900
Washington Health Care Facilities Authority Rev., (CommonSpirit Health Obligated Group), VRN, 5.00%, 8/1/49	2,250,000	2,727,945
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 2.18%, (67% of the 1-month LIBOR plus 1.10%), 1/1/42	2,000,000	2,019,120
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRN, 2.20%, (MUNIPSA plus 1.05%), 1/1/42	2,000,000	2,044,360
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,740,265
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,676,300
		190,661,349
Wisconsin — 1.2%
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/31 (AGM)	690,000	876,190
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/32 (AGM)	740,000	934,620
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/33 (AGM)	330,000	383,889
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/33 (AGM)	750,000	941,895
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/35 (AGM)	300,000	345,930
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/37 (AGM)	300,000	344,283
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/39 (AGM)	325,000	371,056
Public Finance Authority Rev., (Beyond Boone LLC), 5.00%, 7/1/44 (AGM)	1,000,000	1,226,200
Public Finance Authority Rev., (Beyond Boone LLC), 4.00%, 7/1/45 (AGM)	600,000	679,152
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/31 (AGM)	925,000	1,158,997
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/32 (AGM)	2,540,000	3,176,575
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/33 (AGM)	2,665,000	3,325,760
Public Finance Authority Rev., (CHF-Wilmington LLC), 5.00%, 7/1/34 (AGM)	2,800,000	3,487,764
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,271,897
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,267,442
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/33	3,480,000	4,111,690
Public Finance Authority Rev., (Guilford College), 5.00%, 1/1/38	4,335,000	5,058,728
Public Finance Authority Rev., (Northwest Nazarene University), 5.00%, 10/1/43	5,305,000	6,223,136
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,544,455
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,160,270
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,795,185
Public Finance Authority Rev., (Roseman University of Health Sciences), 3.00%, 4/1/25(1)(2)	425,000	443,658
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/30(1)(2)	500,000	626,150
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.00%, 4/1/40(1)(2)	1,175,000	1,428,847
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	2,909,796
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,580,909
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(2)	3,580,000	3,947,487
		51,621,961
TOTAL MUNICIPAL SECURITIES (Cost $4,065,987,638)		4,352,884,059
EXCHANGE-TRADED FUNDS — 0.7%
VanEck Vectors High-Yield Municipal Index ETF (Cost $31,231,746)	483,000	31,694,460
TOTAL INVESTMENT SECURITIES — 101.2% (Cost $4,097,219,384)		4,384,578,519
OTHER ASSETS AND LIABILITIES — (1.2)%		(52,131,320)
TOTAL NET ASSETS — 100.0%		$4,332,447,199

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
AGM-CR	-	Assured Guaranty Municipal Corporation - Custodian Receipts
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FHLMC	-	Federal Home Loan Mortgage Corporation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†	Category is less than 0.05% of total net assets.

(1)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $95,054,657, which represented 2.2% of total net assets.

(3)	Escrowed to maturity in U.S. government securities or state and local government securities.

(4)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported net asset value per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Municipal Securities	—	4,352,884,059	—
Exchange-Traded Funds	31,694,460	—	—
	31,694,460	4,352,884,059	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.